Financial result (Tables)	12 Months Ended
Dec. 31, 2017
Financial result
Schedule of financial result

	Year Ended December 31,
	2017	2016	2015
	(€ in thousands)
Interest expense	(190)	(230)	(277)
Finance lease obligations	(45)	(57)	(201)
Bank overdrafts and lines of credit	--	(1)	(5)
Long-term debt	(100)	(68)	(41)
Other	(45)	(104)	(30)
Interest income	365	38	158
Payout of bond funds	11	35	116
Customer loans	--	--	7
Income from revaluation of derivative financial instruments	352	--	--
Other	2	3	35
Financial result	175	(192)	(119)